Earnings Per Share (Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted average common shares outstanding - basic	237,972	248,349	260,574
Effect of dilutive securities	1,822	0	2,287
Weighted average common shares outstanding - diluted	239,794	248,349	262,861